Document and Entity Information	Jun. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Entity Registrant Name	DIAMONDBACK ENERGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35700
Entity Tax Identification Number	45-4502447
Entity Address Address Line 1	500 West Texas Ave.
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Midland
Entity Address State Or Province	TX
Entity Address Postal Zip Code	79701
City Area Code	432
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	FANG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001539838